Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Fair value of derivative contracts (Note 22)	$ 188	$ 527
Cash provided as collateral	66	70
Keystone XL assets held for sale	0	44
Prepaid assets	28	3
FERC variable toll disputes	44
Other	15	0
Other current assets	341	$ 644
Remaining assets no longer designated as held for sale	$ 9